Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		₨ 3,337,124	₨ 5,440,595
Contractual Cash Flows	[1]	3,701,184	5,799,231
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		2,668,513	4,985,581
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		794,687	580,016
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		237,984	233,634
Vehicle Loan [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		6,931	14,413
Contractual Cash Flows	[1]	7,579	15,932
Vehicle Loan [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		4,283	8,051
Vehicle Loan [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		3,296	7,881
Vehicle Loan [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		502,968	539,628
Contractual Cash Flows	[1]	783,070	896,745
Lease liabilities [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		141,788	118,750
Lease liabilities [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		403,298	544,361
Lease liabilities [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		237,984	233,634
Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		2,250,363	2,887,144
Contractual Cash Flows	[1]	2,250,363	2,887,144
Trade and Other Payables [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		2,215,425	2,859,370
Trade and Other Payables [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		34,938	27,774
Trade and Other Payables [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Bank Overdrafts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount			719,141
Contractual Cash Flows	[1]		719,141
Bank Overdrafts [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows			719,141
Bank Overdrafts [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Bank Overdrafts [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Invoice Discounting [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		124,124	251,903
Contractual Cash Flows	[1]	124,124	251,903
Invoice Discounting [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		124,124	251,903
Invoice Discounting [member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Invoice Discounting [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Other Current Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount			1,028,366
Contractual Cash Flows	[1]		1,028,366
Other Current Liabilities [Member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		182,893	1,028,366
Other Current Liabilities [Member] | Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows		353,155
Other Current Liabilities [Member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual Cash Flows
Other Current Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying Amount		452,738
Contractual Cash Flows	[1]	₨ 536,048

[1]	Represents Undiscounted cash flows of interest and principal